Annual Total Returns- JPMorgan Small Cap Value Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Small Cap Value Fund - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.91%)	20.51%	36.44%	4.29%	(7.58%)	30.14%	3.16%	(14.04%)	19.08%	6.14%